STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stock Options Warrants And Restricted Stock Units
SCHEDULE OF WARRANTS OUTSTANDING

All previously issued RSUs were terminated as part of the bankruptcy. No RSUs were issued after the bankruptcy. As such, there are no RSUs outstanding as of June 30, 2025 and December 31, 2024

Warrants

Warrants in connection with 10% OID Senior Secured Convertible Notes

In connection with the issuance of the 10% Senior Secured Convertible Notes the Company issued warrants. The warrants can only be exercised upon a qualified offering. The warrants have an exercise price equal to 93.75% of the price of the qualified offering, subject to a minimum exercise price of $1, coverage of 50% and a term of five years.

Warrants in connection with 35% OID Super Priority Senior Secured Convertible Notes

In connection with the issuance of the 35% Senior Secured Convertible Notes the Company issued warrants. The warrants can only be exercised upon a qualified offering. The warrants have an exercise price equal to 93.75% of the price of the qualified offering, subject to a minimum exercise price of $1, coverage of 50% and a term of five years.

Warrants in connection with 20% OID Unsecured Convertible Notes Payable

In connection with the issuance of the 20% Unsecured Convertible Notes the Company issued warrants. The warrants have an exercise price equal to 85% of the price of the qualified financing price (s defined under the warrant), coverage of 150% and a term of five years from the date of the warrant.

Warrants in connection with Series B Preferred Convertible Stock

In connection with the issuance of the Series B Preferred Convertible Stock the Company issued warrants. The warrants can only be exercised upon a qualified offering. The warrants have an exercise price equal to 93.75% of the price of the qualified offering, subject to a minimum exercise price of $1, coverage of 50% and a term of five years.

Warrants in connection with Non-Convertible Notes

In connection with the issuance of the Non-Convertible Notes the Company issued warrants. The warrants have an exercise price equal to $0.05 and a term of 5 years.

Other Warrants issued to Service Providers

The Company issued 850,000 warrants to four holders in consideration provided by them to the Company during its restructuring and bankruptcy proceedings. Of these, 200,000 warrants issued to one holder have a term of 5 years and an exercise price of $0.05, 350,000 warrants issued to one holder have a term of 5 years and an exercise price of $0.25 and 300,000 warrants (150,000 each issued to two separate holders) have a term of 5 years and an exercise price of 93.75% of the next qualifying offering.

Warrants outstanding as of June 30, 2025 and December 31, 2024.

	June 30, 2025	December 31, 2024
10% OID Senior Secured Convertible Notes	2,986,500	2,986,500
35% OID Super Priority Senior Secured Convertible Notes	2,800,231	2,800,231
20% OID Unsecured Convertible Notes Payable	3,641,250	3,641,250
Series B Preferred Convertible Stock	528,600	528,600
Non-Convertible Notes	850,000	850,000
Other Warrants	850,000	850,000
Total	11,656,581	11,656,581

All previously issued RSUs were terminated as part of the bankruptcy. No RSUs were issued after the bankruptcy. As such, there are no RSUs outstanding as of December 31, 2024 and 2023.

Warrants

Warrants in connection with 10% OID Senior Secured Convertible Notes

In connection with the issuance of the 10% Senior Secured Convertible Notes the Company issued warrants. The warrants can only be exercised upon a qualified offering. The warrants have an exercise price equal to 93.75% of the price of the qualified offering, subject to a minimum exercise price of $1, coverage of 50% and a term of five years.

Warrants in connection with 35% OID Super Priority Senior Secured Convertible Notes

In connection with the issuance of the 35% Senior Secured Convertible Notes the Company issued warrants. The warrants can only be exercised upon a qualified offering. The warrants have an exercise price equal to 93.75% of the price of the qualified offering, subject to a minimum exercise price of $1, coverage of 50% and a term of five years.

Warrants in connection with 20% OID Unsecured Convertible Notes Payable

In connection with the issuance of the 20% Unsecured Convertible Notes the Company issued warrants. The warrants have an exercise price equal to 85% of the price of the qualified financing price (s defined under the warrant), coverage of 150% and a term of five years from the date of the warrant.

Warrants in connection with Series B Preferred Convertible Stock

In connection with the issuance of the Series B Preferred Convertible Stock the Company issued warrants. The warrants can only be exercised upon a qualified offering. The warrants have an exercise price equal to 93.75% of the price of the qualified offering, subject to a minimum exercise price of $1, coverage of 50% and a term of five years.

Warrants in connection with Non-Convertible Notes

In connection with the issuance of the Non-Convertible Notes the Company issued warrants. The warrants have an exercise price equal to $0.05 and a term of 5 years.

Other Warrants issued to Service Providers

The Company issued 850,000 warrants to four holders in consideration provided by them to the Company during its restructuring and bankruptcy proceedings. Of these, 200,000 warrants have a term of 5 years issued to one holder and an exercise price of $0.05, 350,000 warrants issued to one holder have a term of 5 years and an exercise price of $0.25 and 300,000 warrants (150,000 each issued to two separate holders) have a term of 5 years and an exercise price of 93.75% of the next qualifying offering.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024

Warrants outstanding as of December 31, 2024 and 2023 were as follows.

	December 31, 2024	December 31, 2023
10% OID Senior Secured Convertible Notes	2,986,500	2,986,500
35% OID Super Priority Senior Secured Convertible Notes	2,800,231	2,800,231
20% OID Unsecured Convertible Notes Payable	3,641,250	702,375
Series B Preferred Convertible Stock	528,600	528,600
Non-Convertible Notes	850,000	850,000
Other Warrants	850,000	850,000
Total	11,656,581	8,717,706

SCHEDULE OF WARRANTS OUTSTANDING

Warrants outstanding as of June 30, 2025 and December 31, 2024.

	June 30, 2025	December 31, 2024
10% OID Senior Secured Convertible Notes	2,986,500	2,986,500
35% OID Super Priority Senior Secured Convertible Notes	2,800,231	2,800,231
20% OID Unsecured Convertible Notes Payable	3,641,250	3,641,250
Series B Preferred Convertible Stock	528,600	528,600
Non-Convertible Notes	850,000	850,000
Other Warrants	850,000	850,000
Total	11,656,581	11,656,581

Warrants outstanding as of December 31, 2024 and 2023 were as follows.

	December 31, 2024	December 31, 2023
10% OID Senior Secured Convertible Notes	2,986,500	2,986,500
35% OID Super Priority Senior Secured Convertible Notes	2,800,231	2,800,231
20% OID Unsecured Convertible Notes Payable	3,641,250	702,375
Series B Preferred Convertible Stock	528,600	528,600
Non-Convertible Notes	850,000	850,000
Other Warrants	850,000	850,000
Total	11,656,581	8,717,706

SCHEDULE OF STOCK WARRANT ISSUED

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2024:	11,656,581
Issued	-
Exercised	—
Expired	—
Outstanding at June 30, 2025:	11,656,581

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2022:	8,015,331
Issued	702,375
Exercised	—
Expired	—
Outstanding at December 31, 2023:	8,717,706
Issued	2,938,875
Exercised	—
Expired	—
Outstanding at December 31, 2024:	11,656,581